Note 15 - Other Operating Loss (Details Textual) - USD ($) $ in Thousands	Oct. 20, 2020	Mar. 09, 2020	Jan. 21, 2020	Jan. 15, 2020
MT Eco Fleet [Member]
Agreement Termination Fee				$ 500
M/T Stenaweco Elegance [Member]
Agreement Termination Fee			$ 1,850
M/T Eco Palm Desert [Member]
Agreement Termination Fee		$ 1,700
M/T Eco California [Member]
Agreement Termination Fee	$ 750